NATIXIS FUNDS TRUST II

March 28, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
Post-Effective Amendment No. 205
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

On behalf of Natixis Funds Trust II (the “Registrant”), transmitted for filing is Post-Effective Amendment No. 205 (the “Amendment”) to the Registrant’s registration statement on Form N-1A. The attached Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and Rule 101(a)(1)(i) of Regulation S-T. It is proposed that the Amendment will become effective on April 1, 2016.

The Registrant is filing the Amendment on behalf of four existing series, Loomis Sayles Dividend Income Fund, Loomis Sayles Emerging Markets Opportunities Fund, Loomis Sayles Senior Floating Rate and Fixed Income Fund and Vaughan Nelson Select Fund. The Amendment does not relate to any other series of the Registrant. The Amendment contains certain disclosures regarding the Loomis Sayles Senior Floating Rate and Fixed Income Fund’s investments in bank loans that were added in response to comments of the staff of the Securities and Exchange Commission received by telephone on October 30, 2015. The Amendment does not contain any disclosure that, in our view, would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions on the attached materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary